Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

			Shares	Value

Common Stocks : 80.72%

Energy : 0.67%

Energy Equipment & Services : 0.36%

Bristow Group Incorporated †			18,842	$419,203

Oil, Gas & Consumable Fuels : 0.31%

Denbury Incorporated †			12,776	286,949
Whiting Petroleum Corporation †			3,308	74,893

				361,842

Utilities : 80.05%

Electric Utilities : 47.83%

Alliant Energy Corporation			54,749	2,879,797
American Electric Power Company Incorporated			76,544	6,497,820
Duke Energy Corporation			63,986	5,928,943
Entergy Corporation			36,102	3,929,703
Eversource Energy			38,020	3,327,130
Exelon Corporation			108,285	4,447,265
FirstEnergy Corporation			61,615	1,636,494
NextEra Energy Incorporated			212,655	15,649,281
Pinnacle West Capital Corporation			17,919	1,466,670
The Southern Company			84,640	5,065,704
Xcel Energy Incorporated			71,281	4,801,488

				55,630,295

Gas Utilities : 3.58%

Atmos Energy Corporation			29,092	2,789,632
ONE Gas Incorporated			17,268	1,367,280

				4,156,912

Multi-Utilities : 25.99%

Ameren Corporation			38,992	3,032,798
CenterPoint Energy Incorporated			62,775	1,455,752
CMS Energy Corporation			59,487	3,660,830
Dominion Energy Incorporated			91,846	7,208,993
DTE Energy Company			28,180	3,545,326
Public Service Enterprise Group Incorporated			39,644	2,310,452
Sempra Energy			37,562	4,788,404
WEC Energy Group Incorporated			44,475	4,222,901

				30,225,456

Water Utilities : 2.65%

American Water Works Company Incorporated			20,113	3,084,932

Total Common Stocks (Cost $87,209,877)				93,878,640

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 33.14%

Communication Services : 5.59%

Diversified Telecommunication Services : 0.64%

Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$30,000	30,333
Cablevision Lightpath LLC 144A	5.63	9-15-2028	105,000	110,087
Consolidated Communications Incorporated 144A	6.50	10-1-2028	105,000	113,813
Frontier Communications Corporation 144A	5.88	10-15-2027	30,000	31,538
Level 3 Financing Incorporated 144A	3.63	1-15-2029	155,000	155,191
Level 3 Financing Incorporated 144A	4.25	7-1-2028	100,000	103,250
Level 3 Financing Incorporated 144A	4.63	9-15-2027	50,000	52,155
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,350

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)

Windstream Corporation 144A	7.75%	8-15-2028	$100,000	$100,771

				747,488

Entertainment : 0.20%

Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	45,000	45,506
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	165,000	182,738

				228,244

Interactive Media & Services : 0.19%

Arches Buyer Incorporated 144A%%	4.25	6-1-2028	30,000	30,075
Arches Buyer Incorporated 144A%%	6.13	12-1-2028	80,000	82,100
Rackspace Technology Company 144A%%	5.38	12-1-2028	100,000	104,521

				216,696

Media : 4.09%

Block Communications Incorporated 144A	4.88	3-1-2028	25,000	25,938
CCO Holdings LLC 144A	4.50	8-15-2030	400,000	421,750
CCO Holdings LLC 144A	4.50	5-1-2032	50,000	52,845
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	26,281
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	52,606
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,208
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	285,068
Cinemark Incorporated	4.88	6-1-2023	325,000	307,629
Cinemark Incorporated	5.13	12-15-2022	100,000	97,063
Cinemark Incorporated 144A	8.75	5-1-2025	25,000	26,901
CSC Holdings LLC 144A	4.13	12-1-2030	50,000	51,740
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	204,740
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	208,000
CSC Holdings LLC 144A	6.50	2-1-2029	200,000	223,562
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	222,973
Diamond Sports Group LLC 144A	5.38	8-15-2026	100,000	77,500
Diamond Sports Group LLC 144A	6.63	8-15-2027	250,000	143,363
Gray Television Incorporated 144A	4.75	10-15-2030	100,000	101,375
Gray Television Incorporated 144A	5.88	7-15-2026	125,000	130,625
Gray Television Incorporated 144A	7.00	5-15-2027	100,000	110,250
Lamar Media Corporation	3.75	2-15-2028	75,000	75,750
Lamar Media Corporation	4.00	2-15-2030	125,000	130,013
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	300,000	319,875
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	110,000	113,196
Nielsen Finance LLC 144A	5.63	10-1-2028	85,000	90,606
Nielsen Finance LLC 144A	5.88	10-1-2030	375,000	412,031
Outfront Media Capital Corporation 144A	4.63	3-15-2030	100,000	99,000
Outfront Media Capital Corporation	5.63	2-15-2024	54,000	54,810
QVC Incorporated	4.75	2-15-2027	50,000	51,591
Salem Media Group Incorporated 144A	6.75	6-1-2024	350,000	306,250
Scripps Escrow Incorporated 144A	5.88	7-15-2027	25,000	25,188
The E.W. Scripps Company 144A	5.13	5-15-2025	300,000	300,750

				4,754,477

Wireless Telecommunication Services : 0.47%

Sprint Capital Corporation	8.75	3-15-2032	150,000	230,006
T-Mobile USA Incorporated	4.75	2-1-2028	25,000	26,845
T-Mobile USA Incorporated	5.38	4-15-2027	175,000	187,250
T-Mobile USA Incorporated	6.50	1-15-2026	100,000	103,920

				548,021

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Discretionary : 4.50%

Auto Components : 0.55%

Allison Transmission Incorporated 144A	3.75%	1-30-2031	$215,000	$216,613
Clarios Global LP 144A	6.25	5-15-2026	25,000	26,563
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	296,514
Goodyear Tire & Rubber Company	5.13	11-15-2023	100,000	100,080

				639,770

Automobiles : 0.27%

Ford Motor Company	4.75	1-15-2043	250,000	245,888
Ford Motor Company	9.00	4-22-2025	25,000	30,381
Ford Motor Company	9.63	4-22-2030	25,000	34,802

				311,071

Diversified Consumer Services : 1.03%

Carriage Services Incorporated 144A	6.63	6-1-2026	350,000	370,363
Prime Security Service Borrower LLC 144A	3.38	8-31-2027	225,000	222,188
Service Corporation International	7.50	4-1-2027	425,000	514,250
Service Corporation International	8.00	11-15-2021	85,000	90,320

				1,197,121

Hotels, Restaurants & Leisure : 1.49%

Carnival Corporation 144A	7.63	3-1-2026	95,000	100,787
Carnival Corporation 144A	9.88	8-1-2027	100,000	117,250
Carnival Corporation 144A	11.50	4-1-2023	175,000	199,281
CCM Merger Incorporated 144A	6.38	5-1-2026	190,000	198,569
Hilton Domestic Operating Company	4.88	1-15-2030	250,000	269,530
NCL Corporation Limited 144A	12.25	5-15-2024	125,000	148,244
Royal Caribbean Cruises Limited144A	10.88	6-1-2023	100,000	113,125
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	250,000	270,625
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	275,000	283,938
Yum! Brands Incorporated 144A	7.75	4-1-2025	25,000	27,688

				1,729,037

Multiline Retail : 0.28%

Macy’s Incorporated 144A	8.38	6-15-2025	100,000	108,995
Nordstrom Incorporated 144A	8.75	5-15-2025	200,000	223,000

				331,995

Specialty Retail : 0.70%

Asbury Automotive Group Company	4.50	3-1-2028	70,000	72,363
Asbury Automotive Group Company	4.75	3-1-2030	56,000	58,940
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	100,000	102,328
Lithia Motors Incorporated 144A	5.25	8-1-2025	275,000	284,625
Lithia Motors Incorporated 144A	4.38	1-15-2031	35,000	37,144
Lithia Motors Incorporated 144A	4.63	12-15-2027	25,000	26,563
Michaels Stores Incorporated 144A	4.75	10-1-2027	30,000	30,000
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	208,940

				820,903

Textiles, Apparel & Luxury Goods : 0.18%

Levi Strauss & Company	5.00	5-1-2025	100,000	102,750
The William Carter Company 144A	5.50	5-15-2025	25,000	26,500
The William Carter Company 144A	5.63	3-15-2027	75,000	79,031

				208,281

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value

Consumer Staples : 0.28%

Beverages : 0.04%

Cott Beverages Incorporated 144A	5.50%	4-1-2025	$50,000	$51,688

Food & Staples Retailing : 0.05%

Albertsons Companies Incorporated 144A	4.63	1-15-2027	25,000	26,354
Albertsons Companies Incorporated 144A	4.88	2-15-2030	25,000	27,343

				53,697

Food Products : 0.19%

Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	112,992
Prestige Brands Incorporated 144A	6.38	3-1-2024	100,000	102,478

				215,470

Energy : 6.67%

Energy Equipment & Services : 1.40%

Bristow Group Incorporated † (a)	6.25	10-15-2022	450,000	0
Bristow Group Incorporated	7.75	12-15-2022	265,000	262,085
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	146,250
Hilcorp Energy Company 144A	5.75	10-1-2025	225,000	219,938
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	74,250
Oceaneering International Incorporated	6.00	2-1-2028	250,000	210,000
Pattern Energy Operations LP 144A	4.50	8-15-2028	425,000	454,750
USA Compression Partners LP	6.88	4-1-2026	150,000	155,205
USA Compression Partners LP	6.88	9-1-2027	100,000	105,412

				1,627,890

Oil, Gas & Consumable Fuels : 5.27%

Antero Midstream Partners LP 144A	5.75	1-15-2028	300,000	270,000
Apache Corporation	4.75	4-15-2043	125,000	124,375
Archrock Partners LP 144A	6.25	4-1-2028	25,000	25,777
Archrock Partners LP 144A	6.88	4-1-2027	100,000	103,895
Buckeye Partners LP	5.85	11-15-2043	150,000	139,500
Cheniere Energy Partners LP	4.50	10-1-2029	50,000	52,101
Cheniere Energy Partners LP	5.25	10-1-2025	475,000	487,469
Cheniere Energy Partners LP	5.63	10-1-2026	150,000	156,563
EnLink Midstream Partners LP	4.40	4-1-2024	75,000	72,278
EnLink Midstream Partners LP	5.05	4-1-2045	325,000	238,469
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	259,000
EnLink Midstream Partners LP	5.60	4-1-2044	325,000	240,500
Enviva Partners LP 144A	6.50	1-15-2026	400,000	427,366
EQM Midstream Partners LP 144A	6.00	7-1-2025	25,000	26,625
EQM Midstream Partners LP 144A	6.50	7-1-2027	25,000	27,563
EQM Midstream Partners LP	6.50	7-15-2048	50,000	49,500
Harvest Midstream LP 144A	7.50	9-1-2028	65,000	67,275
Indigo Natural Resources LLC 144A	6.88	2-15-2026	125,000	126,875
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	116,594
Murphy Oil Corporation	5.75	8-15-2025	15,000	14,100
Murphy Oil Corporation	5.88	12-1-2027	25,000	22,641
Murphy Oil Corporation	6.38	12-1-2042	75,000	60,000
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	249,663
Occidental Petroleum Corporation	6.20	3-15-2040	100,000	95,500
Occidental Petroleum Corporation	6.45	9-15-2036	695,000	679,224
Occidental Petroleum Corporation	6.60	3-15-2046	75,000	73,313
Range Resources Corporation 144A	9.25	2-1-2026	200,000	207,400
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	275,000	291,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	58,575
Sabine Pass Liquefaction LLC	6.25	3-15-2022	100,000	105,607
Southwestern Energy Company	7.50	4-1-2026	50,000	52,085
Southwestern Energy Company	7.75	10-1-2027	150,000	158,250

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Company	8.38%	9-15-2028	$110,000	$121,138
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	450,000	445,500
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	150,000	154,500
Western Midstream Operating LP	5.05	2-1-2030	100,000	106,805
Western Midstream Operating LP	5.30	3-1-2048	225,000	201,375
Western Midstream Operating LP	6.25	2-1-2050	25,000	24,875

				6,133,776

Financials : 2.97%

Banks : 0.00%

Citigroup Incorporated	4.13	3-9-2021	5,000	5,026

Capital Markets : 0.19%

Oppenheimer Holdings Incorporated	5.50	10-1-2025	215,000	218,225

Consumer Finance : 1.16%

FirstCash Incorporated 144A	4.63	9-1-2028	80,000	82,200
Ford Motor Credit Company LLC	4.39	1-8-2026	250,000	260,000
Ford Motor Credit Company LLC	5.11	5-3-2029	375,000	404,625
Ford Motor Credit Company LLC	5.13	6-16-2025	50,000	53,985
OneMain Finance Corporation	5.38	11-15-2029	100,000	109,000
Onemain Finance Corporation	6.13	3-15-2024	50,000	54,173
OneMain Finance Corporation	6.63	1-15-2028	125,000	143,438
OneMain Finance Corporation	7.13	3-15-2026	125,000	143,886
Onemain Finance Corporation	7.75	10-1-2021	25,000	26,188
OneMain Finance Corporation	8.25	10-1-2023	65,000	73,613

				1,351,108

Diversified Financial Services : 0.62%

LPL Holdings Incorporated 144A	4.63	11-15-2027	50,000	51,250
LPL Holdings Incorporated 144A	5.75	9-15-2025	450,000	465,759
United Shore Financial Services LLC 144A	5.50	11-15-2025	190,000	199,779

				716,788

Insurance : 0.42%

AmWINS Group Incorporated 144A	7.75	7-1-2026	225,000	243,000
Genworth Mortgage Holdings LLC 144A	6.50	8-15-2025	35,000	37,275
HUB International Limited 144A	7.00	5-1-2026	100,000	104,375
USI Incorporated 144A	6.88	5-1-2025	100,000	102,500

				487,150

Mortgage REITs : 0.29%

Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	203,000
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	130,000	131,300

				334,300

Thrifts & Mortgage Finance : 0.29%

Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	25,000	24,938
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	25,000	23,094
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	300,000	288,750

				336,782

Health Care : 2.97%

Health Care Equipment & Supplies : 0.48%

Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	50,000	52,125
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	75,000	77,250
Hologic Incorporated 144A	3.25	2-15-2029	145,000	147,356
Hologic Incorporated 144A	4.63	2-1-2028	125,000	132,969

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)

Surgery Center Holdings Incorporated 144A	6.75%	7-1-2025	$150,000	$152,250

				561,950

Health Care Providers & Services : 1.84%

Centene Corporation 144A	5.38	8-15-2026	25,000	26,406
Community Health Systems Incorporated	6.25	3-31-2023	200,000	204,250
Community Health Systems Incorporated 144A	6.63	2-15-2025	275,000	279,785
Davita Incorporated 144A	3.75	2-15-2031	50,000	49,813
Davita Incorporated 144A	4.63	6-1-2030	100,000	105,125
Encompass Health Corporation	4.50	2-1-2028	50,000	52,322
Encompass Health Corporation	4.63	4-1-2031	35,000	37,326
Encompass Health Corporation	4.75	2-1-2030	50,000	53,206
Encompass Health Corporation	5.75	9-15-2025	75,000	77,438
Magellan Health Incorporated	4.90	9-22-2024	65,000	68,250
MEDNAX Incorporated 144A	5.25	12-1-2023	25,000	25,250
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	230,000	225,400
MPT Operating Partnership LP	4.63	8-1-2029	50,000	53,316
MPT Operating Partnership LP	5.00	10-15-2027	100,000	105,881
MPT Operating Partnership LP	5.25	8-1-2026	150,000	156,780
MPT Operating Partnership LP	6.38	3-1-2024	25,000	25,840
Select Medical Corporation 144A	6.25	8-15-2026	175,000	186,813
Tenet Healthcare Corporation 144A	4.63	6-15-2028	25,000	25,813
Tenet Healthcare Corporation 144A	4.88	1-1-2026	75,000	77,250
Tenet Healthcare Corporation 144A	5.13	11-1-2027	25,000	26,063
Tenet Healthcare Corporation 144A	6.25	2-1-2027	125,000	130,938
Tenet Healthcare Corporation	7.00	8-1-2025	90,000	92,945
Tenet Healthcare Corporation 144A	7.50	4-1-2025	25,000	27,365
Vizient Incorporated 144A	6.25	5-15-2027	25,000	26,656

				2,140,231

Health Care Technology : 0.49%

Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	400,000	407,500
IQVIA Incorporated 144A	5.00	5-15-2027	150,000	157,875

				565,375

Life Sciences Tools & Services : 0.14%

Charles River Laboratories Incorporated 144A	5.50	4-1-2026	25,000	26,250
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	25,000	26,344
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	25,000	26,625
Syneos Health Incorporated 144A	3.63	1-15-2029	80,000	80,600

				159,819

Pharmaceuticals : 0.02%

Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	27,500

Industrials : 3.94%

Aerospace & Defense : 0.59%

RBS Global & Rexnord LLC 144A	4.88	12-15-2025	275,000	280,500
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	100,000	100,162
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	300,000	308,250

				688,912

Airlines : 1.22%

Delta Air Lines Incorporated 144A	4.75	10-20-2028	630,000	678,181
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	400,000	433,750

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)

United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88%	4-15-2029	$290,000	$308,650

				1,420,581

Commercial Services & Supplies : 1.11%

Covanta Holding Corporation	5.00	9-1-2030	15,000	15,975
Covanta Holding Corporation	5.88	7-1-2025	75,000	78,094
IAA Spinco Incorporated 144A	5.50	6-15-2027	375,000	395,625
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	567,023
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	225,000	231,750

				1,288,467

Construction & Engineering : 0.03%

Pike Corporation 144A	5.50	9-1-2028	25,000	26,188

Machinery : 0.53%

Meritor Incorporated 144A%%	4.50	12-15-2028	115,000	116,725
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	250,000	270,938
Trimas Corporation 144A	4.88	10-15-2025	225,000	229,570

				617,233

Road & Rail : 0.16%

Uber Technologies Incorporated 144A	8.00	11-1-2026	175,000	188,563

Trading Companies & Distributors : 0.30%

Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	300,000	306,000
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	40,000	45,400

				351,400

Information Technology : 2.26%

Communications Equipment : 0.26%

CommScope Technologies Finance LLC 144A	6.00	6-15-2025	65,000	66,606
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	225,000	242,438

				309,044

IT Services : 0.38%

Cardtronics Incorporated 144A	5.50	5-1-2025	400,000	413,000
Tempo Acquisition LLC 144A	5.75	6-1-2025	25,000	26,625

				439,625

Semiconductors & Semiconductor Equipment : 0.12%

Qorvo Incorporated	4.38	10-15-2029	125,000	134,883

Software : 0.75%

CDK Global Incorporated 144A	5.25	5-15-2029	25,000	27,438
Fair Isaac Corporation 144A	5.25	5-15-2026	400,000	448,000
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	105,000	108,938
NortonLifeLock Incorporated 144A	5.00	4-15-2025	75,000	76,502
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	213,978

				874,856

Technology Hardware, Storage & Peripherals : 0.75%

Dell International LLC 144A	5.88	6-15-2021	165,000	165,330
Dell International LLC 144A	7.13	6-15-2024	525,000	544,625
NCR Corporation 144A	6.13	9-1-2029	125,000	135,515

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals (continued)

NCR Corporation 144A	8.13%	4-15-2025	$25,000	$27,844

				873,314

Materials : 1.77%

Chemicals : 0.07%

Valvoline Incorporated 144A	4.25	2-15-2030	75,000	78,938

Containers & Packaging : 0.88%

Ball Corporation	4.88	3-15-2026	50,000	56,271
Berry Global Incorporated 144A	4.88	7-15-2026	50,000	53,083
Berry Global Incorporated	5.13	7-15-2023	22,000	22,275
Berry Global Incorporated 144A	5.63	7-15-2027	25,000	26,625
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	274,500
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	75,000	76,851
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	125,000	131,563
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	50,000	53,750
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	75,000	82,875
Reynolds Group Holding Limited 144A	5.13	7-15-2023	5,000	5,061
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	109,625
Silgan Holdings Incorporated	4.13	2-1-2028	125,000	129,688

				1,022,167

Metals & Mining : 0.51%

Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	100,000	116,625
Freeport-McMoRan Incorporated	4.13	3-1-2028	250,000	263,125
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	51,564
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	50,000	53,500
Novelis Corporation 144A	5.88	9-30-2026	100,000	104,875

				589,689

Paper & Forest Products : 0.31%

Clearwater Paper Corporation 144A	4.75	8-15-2028	45,000	46,856
Clearwater Paper Corporation 144A	5.38	2-1-2025	50,000	53,238
Vertical U.S. Newco Incorporated 144A	5.25	7-15-2027	250,000	262,500

				362,594

Real Estate : 0.80%

Equity REITs : 0.80%

CoreCivic Incorporated	4.63	5-1-2023	38,000	35,720
CoreCivic Incorporated	5.00	10-15-2022	125,000	122,963
Service Properties Trust Company	3.95	1-15-2028	130,000	117,000
Service Properties Trust Company	4.38	2-15-2030	100,000	93,800
Service Properties Trust Company	4.75	10-1-2026	50,000	46,990
Service Properties Trust Company	4.95	2-15-2027	100,000	95,375
Service Properties Trust Company	5.25	2-15-2026	75,000	72,094
Service Properties Trust Company	7.50	9-15-2025	15,000	16,714
The Geo Group Incorporated	5.13	4-1-2023	50,000	43,125
The Geo Group Incorporated	5.88	1-15-2022	135,000	131,625
The Geo Group Incorporated	5.88	10-15-2024	125,000	98,609
The Geo Group Incorporated	6.00	4-15-2026	75,000	55,500

				929,515

Utilities : 1.39%

Electric Utilities : 0.44%

NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	125,000	131,566

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)

NextEra Energy Operating Partners LP 144A	4.25%	9-15-2024	$25,000	$26,438
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	301,125
PG&E Corporation	5.00	7-1-2028	25,000	26,688
PG&E Corporation	5.25	7-1-2030	25,000	27,250

				513,067

Independent Power & Renewable Electricity Producers : 0.95%

NSG Holdings LLC 144A	7.75	12-15-2025	312,946	331,723
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	361,375
TerraForm Power Operating LLC 144A	4.75	1-15-2030	100,000	108,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028	275,000	307,313

				1,108,911

Total Corporate Bonds and Notes (Cost $36,133,633)				38,537,826

Loans : 1.70%

Communication Services : 0.28%

Interactive Media & Services : 0.10%

Arches Buyer Incorporated (1 Month LIBOR +4.00%)±	4.50	11-24-2027	120,000	119,550

Media : 0.18%

Hubbard Radio LLC (6 Month LIBOR +4.25%) ±	5.25	3-28-2025	67,373	64,510
Montreign Operating Company LLC (1 Month LIBOR +2.75%)±	2.90	3-22-2021	152,616	147,401

				211,911

Consumer Discretionary : 0.28%

Hotels, Restaurants & Leisure : 0.06%

Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025	31,920	32,957
CCM Merger Incorporated (3 Month LIBOR +3.75%) ±	0.00	11-4-2025	40,000	39,710

				72,667

Internet & Direct Marketing Retail : 0.27%

Ancestry.com Incorporated (1 Month LIBOR +4.00%) ±	4.15	8-27-2026	310,151	309,264

Energy : 0.25%

Oil, Gas & Consumable Fuels : 0.25%

Crestwood Holdings LLC (1 Month LIBOR +7.50%) ±	7.65	3-6-2023	147,475	92,847
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	7.75	10-29-2025	75,000	63,985
EPIC Crude Services LP (3 Month LIBOR +5.00%) ±	5.26	3-2-2026	199,500	138,902

				295,734

Financials : 0.28%

Capital Markets : 0.07%

VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.14	3-1-2026	84,432	83,889

Diversified Financial Services : 0.14%

Resolute Investment Managers Incorporated (3 Month LIBOR +8.00%) ±‡	9.00	4-30-2025	125,000	123,750
Russell Investments US Institutional Holdco Incorporated (5 Month LIBOR +3.00%) ±	0.00	5-30-2025	40,000	39,600

				163,350

Insurance : 0.07%

HUB International Limited (3 Month LIBOR +4.00%) ±	5.00	4-25-2025	49,625	49,640

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Insurance (continued)

USI Incorporated (3 Month LIBOR +4.00%) ±	4.22%	12-2-2026	$24,813	$24,695

				74,335

Health Care : 0.10%

Pharmaceuticals : 0.10%
Mallinckrodt International Finance SA (3 Month LIBOR +2.75%) ±	0.00	9-24-2024	125,000	116,754

Industrials : 0.30%

Building Products : 0.02%
Flex Acquisition Company (1 Month LIBOR +3.00%) ±	0.00	12-29-2023	20,000	19,717

Machinery : 0.14%

Alliance Laundry Systems LLC (3 Month LIBOR +3.50%) ±	0.00	10-8-2027	40,000	39,883
Vertical U.S. Newco Incorporated (6 Month LIBOR +4.25%)±	4.57	7-30-2027	120,000	119,617

				159,500

Professional Services : 0.09%

The Dun & Bradstreet Corporation (1 Month LIBOR +3.75%) ±	0.00	2-6-2026	105,000	104,262

Road & Rail : 0.05%

Uber Technologies Incorporated (3 Month LIBOR +4.00%) ±	0.00	4-4-2025	60,000	59,858

Information Technology : 0.16%

IT Services : 0.16%

Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) ±	4.97	2-18-2027	29,938	29,788
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) ±	3.72	8-1-2024	29,846	26,600
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.50	8-1-2025	200,000	125,208

				181,596

Total Loans (Cost $2,018,497)				1,972,387

		Expiration date	Shares

Rights : 0.02%

Utilities : 0.02%

Independent Power & Renewable Electricity Producers : 0.02%

Vistra Energy Corporation †		12-31-2046	23,978	25,848

Total Rights (Cost $24,865)				25,848

Warrants : 0.01%

Energy : 0.01%

Oil, Gas & Consumable Fuels : 0.01%

Denbury Incorporated †		9-18-2025	944	4,956

Total Warrants (Cost $14,642)				4,956

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes : 3.13%

Communication Services : 0.26%

Diversified Telecommunication Services : 0.08%

Intelsat Connect Finance Company †144A	9.50%	2-15-2023	$50,000	$14,250
Intelsat Luxembourg SA †	8.13	6-1-2023	100,000	4,350
Telesat Canada Incorporated 144A	6.50	10-15-2027	75,000	77,250

				95,850

Media : 0.18%

Nielsen Holding and Finance BV 144A	5.00	2-1-2025	200,000	205,750
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	7,000	6,965

				212,715

Energy : 0.26%

Oil, Gas & Consumable Fuels : 0.26%

Baytex Energy Corporation 144A	5.63	6-1-2024	200,000	116,500
Baytex Energy Corporation 144A	8.75	4-1-2027	375,000	176,250
Cenovus Energy Incorporated	5.38	7-15-2025	15,000	16,542
Griffin Coal Mining Company Limited †144A (a)	9.50	12-1-2016	61,339	0

				309,292

Financials : 0.50%

Diversified Financial Services : 0.50%

DAE Funding LLC 144A	5.75	11-15-2023	125,000	128,750
Intelsat Jackson Holdings SA †	5.50	8-1-2023	520,000	349,700
Park Aerospace Holdings Limited 144A	5.50	2-15-2024	100,000	106,744

				585,194

Health Care : 1.04%

Pharmaceuticals : 1.04%

Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	49,985
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	75,000	76,673
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	51,000	51,026
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	51,505
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	200,000	205,778
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	100,000	106,000
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	50,000	51,563
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	107,687
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	325,000	281,938
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	200,000	223,635

				1,205,790

Industrials : 0.91%

Airlines : 0.19%

Air Canada Company 144A	7.75	4-15-2021	215,000	216,075

Commercial Services & Supplies : 0.58%

NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	235,000	238,525
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	438,281

				676,806

Electrical Equipment : 0.14%

Sensata Technologies BV 144A	5.00	10-1-2025	45,000	49,950

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value

Electrical Equipment (continued)

Sensata Technologies BV 144A	5.63%	11-1-2024	$100,000	$112,000

				161,950

Materials : 0.16%

Containers & Packaging : 0.16%

Ardagh Packaging Finance plc 144A	4.13	8-15-2026	100,000	103,750
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	25,000	26,435
OI European Group BV 144A	4.00	3-15-2023	50,000	51,250

				181,435

Total Yankee Corporate Bonds and Notes (Cost $4,023,119)				3,645,107

	Yield		Shares

Short-Term Investments : 3.24%

Investment Companies : 3.24%

Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02		3,769,827	3,769,827

Total Short-Term Investments (Cost $3,769,827)				3,769,827

Total investments in securities (Cost $133,194,460)	121.96%			141,834,591

Other assets and liabilities, net	(21.96)			(25,534,089)

Total net assets	100.00%			$116,300,502

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

LIBOR    London Interbank Offered Rate

REIT       Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$2,264,877	$10,843,533	$(9,338,583)	$0	$0	$3,769,827	3.24%	3,769,827	$304

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2020, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Energy	$781,045	$0	$0	$781,045
Utilities	93,097,595	0	0	93,097,595

Corporate bonds and notes	0	38,537,826	0	38,537,826

Loans	0	1,848,637	123,750	1,972,387

Rights
Utilities	0	25,848	0	25,848

Warrants
Energy	0	4,956	0	4,956

Yankee corporate bonds and notes	0	3,645,107	0	3,645,107

Short-term investments
Investment companies	3,769,827	0	0	3,769,827

Total assets	$97,648,467	$44,062,374	$123,750	$141,834,591

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.